Reconciliation of Normal Statutory Tax Rate to Effective Income Tax Rates (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Effective Income Tax Rate [Line Items]
Normal Japanese statutory rates	40.70%	40.70%	40.70%
Increase (decrease) in taxes resulting from:
Permanently non-deductible expenses	4.60%	9.90%	12.90%
Change in valuation allowance	3.20%	17.60%	(8.50%)
Undistributed earnings of associated companies	(0.10%)	2.90%	2.60%
Differences in foreign subsidiaries' tax rate	(1.50%)	(4.40%)	(5.80%)
Changes in Japanese income tax rates	(6.00%)
Tax exemption	(0.30%)	(0.70%)	(1.00%)
Unrecognized tax benefits	0.20%	2.90%	6.40%
Impairment losses on goodwill		(12.30%)
Other - net	0.30%	(5.40%)	5.20%
Effective tax rates	41.10%	51.20%	52.50%